NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)		3 Months Ended		12 Months Ended
	Mar. 14, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Aug. 31, 2023 $ / shares	Aug. 19, 2023 $ / shares	Apr. 30, 2023 $ / shares
Common stock par value	$ 0.0001				$ 0.0001
Exercise price		$ 8.54		$ 2.96			$ 10.00	$ 10.00
Exchange ratio	0.2701
Proceeds from warrants | $	$ 10,314,952
Proceeds from private placement warrants | $	$ 6,126,010
Accumlated deficit | $		$ 20,186,129		$ 13,301,720	$ 1,570,454
Net loss | $		6,884,409	$ 2,637,956	11,731,266	676,038	$ 676,038
Cash used in operating activities | $		$ 4,549,929	$ 55,470	$ 5,054,749	$ 85,413
Date when an entity was incorporated				Apr. 17, 2018
Debt Instrument, Convertible, Conversion Price									$ 3.70
Public Warrant [Member]
Exercise price	$ 11.50
Private Placement Warrant [Member]
Exercise price	11.50
Common Class A [Member] | DHC [Member]
Common stock par value	0.0001
Common Stock [Member] | BEN [Member]
Common stock par value	$ 0.0001